Property, Equipment and Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Deposits [Line Items]
Depreciation expenses	$ 8,392,637	$ 9,946,444	$ 9,018,323
Disposal property plant and equipment in loss	0	547,665	$ 143,527
Vehicles [Member]
Property, Equipment and Deposits [Line Items]
Rental vehicles amount	$ 26,747,580	$ 30,262,689